INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 03, 2021
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets	Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2020	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324
Additions	—	—	46	3,113	—	3,159
Disposals	—	—	—	(7,941)	—	(7,941)
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542

Accumulated amortization
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Amortization	10,670	700	2,932	6,104	—	20,406
Disposals	—	—	—	(3,985)	—	(3,985)
Impairments	29,617	43,143	—	—	—	72,760
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Carrying amount, January 3, 2021	$82,358	$179,821	$8,449	$19,273	$—	$289,901

2019	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306
Additions	—	—	3,150	11,074	—	14,224
Disposals	—	—	—	(206)	—	(206)
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324

Accumulated amortization
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Amortization	12,780	700	3,809	5,206	—	22,495
Disposals	—	—	—	(18)	—	(18)
Write-downs and impairments	—	—	—	1,250	—	1,250
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Carrying amount, December 29, 2019	$122,645	$223,664	$11,335	$26,220	$—	$383,864
DEPRECIATION AND AMORTIZATION:

	2020	2019

Depreciation of property, plant and equipment (note 8)	$108,452	$117,945
Depreciation of right-of-use assets (note 9)	14,656	13,295
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,676	3,059
Amortization of intangible assets, excluding software (note 10)	14,302	17,289
Amortization of software (note 10)	6,104	5,206
Depreciation and amortization included in net earnings	$147,190	$156,794

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2020	2019

Balance, beginning of fiscal year	$227,865	$227,362
Impairment	(21,229)	—
Other	—	503
Balance, end of fiscal year	$206,636	$227,865

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

	January 3, 2021	December 29, 2019

Textile & Sewing:
Goodwill	$206,636	$206,636
Definite life intangible assets (excluding computer software)	27,869	33,066
Indefinite life intangible assets	93,400	93,400
	$327,905	$333,102

Hosiery:
Goodwill	$—	$21,229
Definite life intangible assets (excluding computer software)	63,230	101,906
Indefinite life intangible assets	86,129	129,272
	$149,359	$252,407